Restatement of Financial Statements (Details) - Schedule of statements of operations - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)	$ (1,332,873)
Other (expense) income:
Change in fair value of derivative warrant liabilities
Financing costs - derivative warrant liabilities
Interest earned on investments held in Trust Account		48,542
Total other (expense) income		48,542
Net loss	$ (63,748)	$ (1,284,331)
Basic and diluted weighted average shares outstanding (in Shares)	7,066,920
Basic and diluted net income per share (in Dollars per share)	$ (0.01)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)		26,276,074
Basic and diluted net income per share (in Dollars per share)		$ 0.00
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)		7,561,720
Basic and diluted net income per share (in Dollars per share)		$ (0.18)
Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Other (expense) income:
Change in fair value of derivative warrant liabilities	(1,209,100)	(31,750,900)
Financing costs - derivative warrant liabilities	672,711	(672,711)
Interest earned on investments held in Trust Account
Total other (expense) income		(32,423,611)
Net loss	$ 536,389	$ (32,423,611)
Basic and diluted weighted average shares outstanding (in Shares)
Basic and diluted net income per share (in Dollars per share)
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)
Basic and diluted net income per share (in Dollars per share)
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)
Basic and diluted net income per share (in Dollars per share)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)	$ (1,332,873)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(1,209,100)	(31,750,900)
Financing costs - derivative warrant liabilities	672,711	(672,711)
Interest earned on investments held in Trust Account		48,542
Total other (expense) income		(32,375,069)
Net loss	$ 472,641	$ (33,707,942)
Basic and diluted weighted average shares outstanding (in Shares)	7,275,953
Basic and diluted net income per share (in Dollars per share)	$ 0.06
As Restated [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)		25,913,041
Basic and diluted net income per share (in Dollars per share)		$ 0.00
As Restated [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)		8,643,813
Basic and diluted net income per share (in Dollars per share)		$ (3.90)